Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

19. RELATED PARTY TRANSACTIONS AND BALANCES

Nature of relationships with related parties

Name	Relationship with the Company
Grow World LPF (note a)	Entity controlled by Mr. Lok and Ms. Yao
Grow World II LPF	Entity controlled by Mr. Lok and Ms. Yao
Solomon Capital Fund SPC	Entity controlled by Mr. Lok and Ms. Yao
Tek Fong Group Limited	Entity controlled by Mr. Lok and Ms. Yao
Mr. Lok (note b)	Shareholder, Chief Executive Officer and director of the Company
Ms. Yao (note c)	Shareholder and director of the Company
Mr. Shing Tak Tam (“Mr. Tam”) (note d)	Former Chief Executive Officer and director of the Company

Note:

(a)	On August 2, 2024, Grow World LPF was no longer a related party to the Company, following a transfer of the Grow World LPF's ownership to a third party. Additionally, the Company ceased to be Grow World LPF's investment manager on August 6, 2024 and no income was recognized since August 6, 2024.

(b)	Mr. Lok was a director of the Company and had been appointed as the Chief Executive Officer with effect from March 19, 2025.

(c)	Ms. Yao was a director of SJFZ from October 2022 to April 2025 and had been appointed as a director of the Company with effect from March 19, 2025.

(d)	Mr. Tam has resigned as the Chief Executive Officer and a director of the Company, effective from March 18, 2025.

Related parties transactions

		For the years ended March 31,
Name	Nature	2025	2024	2023
		$’000	$’000	$’000
Grow World LPF	Asset management income	1	10	40
Grow World II LPF	Asset management income	127	46	-
Solomon Capital Fund SPC	Asset management income	527	815	349
Total asset management income		655	871	389

Tek Fong Group Limited	Expense for referral of customers (included in general and administrative expenses)	-	-	45
Mr. Lok	Expense for referral of customers (included in general and administrative expenses)	-	-	64
Mr. Tam	Expense for referral of customers (included in general and administrative expenses)	-	-	6
Total expense for referral of customers		-	-	115

Balance with related parties

		As of March 31,
Name	Nature	2025	2024
		$’000	$’000
Grow World LPF	Receivable from customers	-	1
Grow World II LPF	Receivable from customers	4	19
Solomon Capital Fund SPC	Receivable from customers	42	200
Total receivable from customers		46	220

Solomon Capital Fund SPC	Amount due from related parties	12	26

Mr. Lok	Amount due to a director	(382)	(3)
Ms. Yao	Amount due to a director	(569)	-
Total amount due to directors		(951)	(3)

Ms. Yao	Amount due to a related party	-	(6)

Amounts due from (to) related parties and directors are unsecured, non-interest bearing and repayable on demand. These balances are non-trade in nature except for approximately $46,000 and $220,000 represented asset management income receivables as of March 31, 2025 and 2024, respectively.

Remuneration to senior management for the years ended March 31, 2025, 2024 and 2023 were:

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000

Salaries and other short term employee benefits	644	518	706
Payments to defined contribution pension schemes	10	12	11
Total	654	530	717